Cover Page	12 Months Ended
Dec. 31, 2022 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2022
Current Fiscal Year End Date	--12-31
Document Transition Report	false
Entity Shell Company	false
Entity File Number	001-41253
Entity Registrant Name	Super Group (SGHC) Limited
Entity Address, Address Line One	Kingsway House, Havilland Street
Entity Address, City or Town	St Peter Port
Entity Address, Postal Zip Code	GY1 2QE
Title of 12(b) Security	Ordinary shares
Trading Symbol	SGHC
Security Exchange Name	NYSE
Entity Common Stock, Shares Outstanding	497,887,721
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Shell Company Report	false
Amendment Flag	false
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Entity Central Index Key	0001878057
Entity Address, Country	GG
Document Accounting Standard	International Financial Reporting Standards
Entity Incorporation, State or Country Code	Y7
Business Contact
Document Information [Line Items]
Contact Personnel Name	Donald J. Puglisi
Entity Address, Address Line One	850 Library Avenue #204
Entity Address, City or Town	Newark
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19711
City Area Code	302
Local Phone Number	738-6680